Consolidated Statements of Changes in Equity Statement - USD ($) $ in Thousands	Total	Member's Equity [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2013	$ 1,772,153	$ 933,164	$ (14,538)	$ 853,527
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(361,352)			(361,352)
Member capital contributions	328,664	328,664
Distribution of assets to PBF LLC	(126,280)	(126,280)
Stock based compensation	6,095	6,095
Exercise of options and other	2,457	2,457
Net income	21,117			21,117
Net income	21,117
Other comprehensive income	(12,338)		(12,338)
Ending balance at Dec. 31, 2014	1,630,516	1,144,100	(26,876)	513,292
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(350,658)			(350,658)
Member capital contributions	345,000	345,000
Distribution of assets to PBF LLC	(19,233)	(19,233)
Stock based compensation	9,218	9,218
Exercise of options and other	90	90
Net income	187,294
Net income	187,020			187,020
Net income					$ 274
Other comprehensive income	2,106		2,106
Noncontrolling interest acquired in Chalmette Acquisition	16,951				16,951
Ending balance at Dec. 31, 2015	1,821,284	1,479,175	(24,770)	349,654	17,225
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(139,434)			(139,434)
Member capital contributions	830,247	830,247
Distribution of assets to PBF LLC	(172,743)	(172,743)
Stock based compensation	18,296	18,296
Exercise of options and other	886	886
Net income	235,886
Net income	235,617			235,617
Net income					269
Other comprehensive income	(2,592)		(2,592)
Other	(2,897)	2	1,400	682	(4,981)
Ending balance at Dec. 31, 2016	2,588,933	$ 2,155,863	$ (25,962)	$ 446,519	$ 12,513
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(270,916)
Net income	(271,296)
Other comprehensive income	651
Ending balance at Jun. 30, 2017	$ 2,504,807